VARIABLE INTEREST ENTITIES (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 CNY (¥)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)
Current assets
Cash	$ 4,291,042	¥ 30,336,504	¥ 4,521,325	$ 639,533	¥ 45,340,578	¥ 45,340,578	¥ 3,809,279
Notes receivable	591,378	4,180,885	3,073,680
Trade accounts receivable, net	6,824,026	48,244,015	68,535,282
Trade accounts receivable-related party, net	434,093	3,068,920	3,409,912
Inventories, net	280,877	1,985,723	1,270,523
Other receivables, net	898,309	6,350,802	5,665,593
Loans to third parties	452,687	3,200,377	4,960,000
Purchase advances, net	25,286	178,767	1,343,576
Contract assets, net	4,460,933	31,537,586	4,633,940
Prepaid expenses	28,048	198,294	192,837
Prepaid expenses - related parties	0	0	217,600
Total current assets	18,286,679	129,281,873	97,824,268
Property and equipment, net	4,209,055	29,756,879	3,661,321
Construction in progress	3,800,000	27,200,000	21,524,994
Land use right, net	181,145	1,280,648	1,307,887
Investment in unconsolidated entity	4,461,536	31,541,850	31,078,971
Long-term other receivables, net	515	3,640	440,015
Prepayments for construction in progress			1,144,098
Rights of use lease assets	360,681	2,549,914	0
Total Assets	27,499,611	194,414,804	156,981,554
Current liabilities
Short-term bank loans	1,346,586	9,520,000	2,500,000
Trade accounts payable	3,258,163	23,034,347	14,089,293
Other payables	369,107	2,609,486	2,246,410
Accrued payroll and employees' welfare	271,246	1,917,635	1,384,529
Taxes payable	156,765	1,108,288	2,180,847
Short-term borrowings	28,290	200,000	1,081,096
Operating lease liabilities - current (including Nil and 450,728 ($63,755) from a related party as of June 30, 2019 and 2020, respectively)	187,981	1,328,976	0
Total Current Liabilities	9,219,754	65,181,175	42,084,370
Operating lease liabilities - non-current	171,165	1,210,088	0
Total Liabilities	10,434,701	73,770,516	50,280,574
Variable Interest Entity, Primary Beneficiary
Current assets
Cash	903,585	6,388,098	444,763
Notes receivable	591,378	4,180,885	3,073,680
Trade accounts receivable, net	6,228,114	44,031,079	68,535,282
Trade accounts receivable-related party, net	434,093	3,068,920	3,409,912
Inventories, net	280,877	1,985,723	1,270,523
Other receivables, net	897,065	6,342,009	5,496,813
Loans to third parties	452,687	3,200,377	4,960,000
Purchase advances, net	10,636	75,195	1,343,576
Contract assets, net	4,460,933	31,537,586	4,633,940
Prepaid expenses	5,982	42,294	0
Prepaid expenses - related parties	0	0	217,600
Total current assets	14,265,350	100,852,166	93,386,089
Property and equipment, net	4,209,055	29,756,879	3,661,321
Construction in progress	0	0	21,524,994
Land use right, net	181,145	1,280,648	1,307,887
Investment in unconsolidated entity	565,793	4,000,000	4,000,000
Long-term other receivables, net	515	3,640	440,015
Prepayments for construction in progress	0	0	1,144,098
Rights of use lease assets	360,681	2,549,914	0
Total Assets	19,582,539	138,443,247	125,464,404
Current liabilities
Short-term bank loans	1,346,586	9,520,000	2,500,000
Trade accounts payable	2,673,805	18,903,080	14,089,293
Other payables	157,744	1,115,209	946,941
Advance from customers	493,093	3,486,033	120,000
Accrued payroll and employees' welfare	120,350	850,841	988,785
Taxes payable	156,762	1,108,265	2,180,805
Short-term borrowings	28,290	200,000	1,081,096
Long-term borrowings - related party - current portion	119,856	847,346	780,797
Operating lease liabilities - current (including Nil and 450,728 ($63,755) from a related party as of June 30, 2019 and 2020, respectively)	187,981	1,328,976	0
Total Current Liabilities	7,171,980	50,703,956	33,230,904
Operating lease liabilities - non-current	171,165	1,210,088	0
Long-term borrowings - related party	1,043,782	7,379,253	8,196,204
Total Liabilities	8,386,927	59,293,297	41,427,108
Related Party
Current liabilities
Other payables	636,279	4,498,318	2,290,873
Short-term borrowings	1,447,120	10,230,746	9,010,525
Long-term borrowings - related party - current portion	119,856	847,346	780,797
Long-term borrowings - related party	1,043,782	7,379,253	8,196,204
Related Party | Variable Interest Entity, Primary Beneficiary
Current liabilities
Other payables	440,393	3,113,460	1,532,662
Short-term borrowings	$ 1,447,120	¥ 10,230,746	¥ 9,010,525